UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
5/31/18 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value

Banks (22.9%)

Bank of America Corp.	51,000	$1,481,040

Bank of Ireland Group PLC (Ireland)	51,939	429,920

CaixaBank SA (Spain)	130,144	553,257

Citigroup, Inc.	19,400	1,293,786

DBS Group Holdings, Ltd. (Singapore)	23,100	487,254

Grupo Financiero Galicia SA ADR (Argentina)	11,600	490,564

HDFC Bank, Ltd. ADR (India)	3,725	396,415

ING Groep NV (Netherlands)	51,715	751,535

Intesa Sanpaolo SpA (Italy)	139,839	414,907

Societe Generale SA (France)	8,749	378,531

Sumitomo Mitsui Financial Group, Inc. (Japan)	15,300	631,896

		7,309,105
Capital markets (26.2%)

Amundi SA (France)	4,027	296,906

BGP Holdings PLC (Malta)	82,319	—

BlackRock, Inc.	1,668	891,096

Burford Capital, Ltd. (United Kingdom)	16,612	351,600

Charles Schwab Corp. (The)	12,400	689,688

E*Trade Financial Corp.(NON)	14,900	943,915

Goldman Sachs Group, Inc. (The)	4,468	1,009,232

Hamilton Lane, Inc. Class A	7,334	342,938

Invesco, Ltd.	20,300	554,596

KKR & Co. LP	47,979	1,066,575

Natixis SA (France)	50,387	367,546

Partners Group Holding AG (Switzerland)	729	525,413

Raymond James Financial, Inc.	4,200	405,552

St. James's Place PLC (United Kingdom)	38,706	613,504

WisdomTree Investments, Inc.	25,400	278,384

		8,336,945
Construction and engineering (1.9%)

Kyudenko Corp. (Japan)	12,800	614,302

		614,302
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $6,022) (Private)(F)(RES)(NON)	2,113	4,531

		4,531
Diversified financial services (6.3%)

Challenger, Ltd. (Australia)	96,329	934,913

Eurazeo SA (France)	6,155	481,407

ORIX Corp. (Japan)	35,900	600,084

		2,016,404
Equity real estate investment trusts (REITs) (3.5%)

Big Yellow Group PLC (United Kingdom)	27,276	337,242

Boston Properties, Inc.	1,941	236,356

Hibernia REIT PLC (Ireland)	136,167	235,913

Public Storage	1,479	313,311

		1,122,822
Health-care providers and services (1.5%)

Cigna Corp.	2,800	474,236

		474,236
Hotels, restaurants, and leisure (1.6%)

Dalata Hotel Group PLC (Ireland)(NON)	63,914	499,058

		499,058
Insurance (27.1%)

Admiral Group PLC (United Kingdom)	6,739	172,521

AIA Group, Ltd. (Hong Kong)	126,600	1,155,218

American International Group, Inc.	14,365	758,328

Assured Guaranty, Ltd.	35,534	1,261,102

Chubb, Ltd.	3,620	473,098

Fairfax Financial Holdings, Ltd. (Canada)	960	539,025

Insurance Australia Group, Ltd. (Australia)	147,533	904,539

Intact Financial Corp. (Canada)	4,494	339,840

IRB Brasil Resseguros SA (Brazil)	57,500	744,525

MetLife, Inc.	10,300	473,697

Old Mutual PLC (South Africa)	169,798	541,439

Prudential PLC (United Kingdom)	52,645	1,264,443

		8,627,775
IT Services (2.3%)

Visa, Inc. Class A	5,520	721,574

		721,574
Real estate management and development (1.3%)

Kennedy-Wilson Holdings, Inc.	20,670	421,668

		421,668
Thrifts and mortgage finance (2.2%)

Radian Group, Inc.	45,100	717,090

		717,090
Transportation infrastructure (1.1%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)	53,000	339,037

		339,037

Total common stocks (cost $27,234,296)		$31,204,547

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $17) (Private)(F)(RES)(NON)	6	$13

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $315) (Private)(F)(RES)(NON)	100	237

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $738) (Private)(F)(RES)(NON)	145	555

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)	210	804

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $598) (Private)(F)(RES)(NON)	109	450

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $1,812) (Private)(F)(RES)(NON)	236	1,364

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,087 (Private)(F)(RES)(NON)	1,785	3,827

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $6,432) (Private)(F)(RES)(NON)	2,257	4,839

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $16,156) (Private)(F)(RES)(NON)	5,674	12,154

Total convertible preferred stocks (cost $32,224)		$24,243

SHORT-TERM INVESTMENTS (1.7%)(a)
	Shares	Value

Putnam Short Term Investment Fund 1.94%(AFF)	553,713	$553,713

Total short-term investments (cost $553,713)		$553,713

TOTAL INVESTMENTS

Total investments (cost $27,820,233)		$31,782,503

FORWARD CURRENCY CONTRACTS at 5/31/18 (aggregate face value $6,859,190) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
	Australian Dollar	Sell	7/18/18	$191,614	$190,565	$(1,049)
	British Pound	Buy	6/20/18	153,659	157,000	(3,341)
	British Pound	Sell	6/20/18	153,659	163,737	10,078
	Canadian Dollar	Buy	7/18/18	203,545	205,106	(1,561)
	Euro	Buy	6/20/18	78,303	83,838	(5,535)
	Euro	Sell	6/20/18	78,303	77,469	(834)
	Hong Kong Dollar	Buy	8/16/18	184,777	184,722	55
	Swiss Franc	Buy	6/20/18	112,269	118,640	(6,371)
Citibank, N.A.
	British Pound	Buy	6/20/18	140,755	140,542	213
	British Pound	Sell	6/20/18	140,755	149,948	9,193
	Euro	Sell	6/20/18	39,443	41,981	2,538
Credit Suisse International
	Canadian Dollar	Buy	7/18/18	127,099	128,091	(992)
	Norwegian Krone	Buy	6/20/18	83,850	87,880	(4,030)
	Swedish Krona	Buy	6/20/18	371,050	398,677	(27,627)
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	59,458	60,058	(600)
	British Pound	Sell	6/20/18	124,259	137,891	13,632
	Canadian Dollar	Buy	7/18/18	22,239	21,852	387
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	29,427	29,865	(438)
	British Pound	Buy	6/20/18	521,510	540,724	(19,214)
	British Pound	Sell	6/20/18	521,510	520,737	(773)
	Canadian Dollar	Buy	7/18/18	381,762	384,844	(3,082)
	Danish Krone	Buy	6/20/18	102,787	109,118	(6,331)
	Euro	Sell	6/20/18	665,052	697,879	32,827
	Japanese Yen	Buy	8/16/18	93,343	92,791	552
	Swedish Krona	Buy	6/20/18	38,634	41,518	(2,884)
	Swiss Franc	Buy	6/20/18	269,548	284,833	(15,285)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	42,135	44,102	(1,967)
	British Pound	Buy	6/20/18	156,453	156,227	226
	British Pound	Sell	6/20/18	156,453	162,134	5,681
	Canadian Dollar	Buy	7/18/18	378,441	381,430	(2,989)
	Euro	Sell	6/20/18	86,263	95,438	9,175
	Israeli Shekel	Buy	7/18/18	76,120	77,396	(1,276)
	Japanese Yen	Buy	8/16/18	14,925	14,820	105
	Singapore Dollar	Buy	8/16/18	21,469	21,545	(76)
	Swedish Krona	Buy	6/20/18	54,983	59,063	(4,080)
UBS AG
	Australian Dollar	Buy	7/18/18	44,329	44,986	(657)
WestPac Banking Corp.
	British Pound	Sell	6/20/18	393,528	408,000	14,472
	Canadian Dollar	Buy	7/18/18	340,992	343,743	(2,751)

Unrealized appreciation						99,134

Unrealized (depreciation)						(113,743)

Total						$(14,609)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2017 through May 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,877,590.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $28,774, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$835,000	$2,411,700	$3,246,700	$3,739	$—
	Putnam Short Term Investment Fund**	133,053	10,118,459	9,697,799	7,240	553,713

	Total Short-term investments	$968,053	$12,530,159	$12,944,499	$10,979	$553,713
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the fund had no securities out on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $55,546 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	48.4%
	United Kingdom	8.6
	Japan	6.9
	Australia	5.8
	France	4.8
	Ireland	3.7
	Hong Kong	3.6
	Canada	2.8
	Netherlands	2.4
	Brazil	2.3
	Spain	1.7
	South Africa	1.7
	Switzerland	1.7
	Argentina	1.5
	Singapore	1.5
	Italy	1.3
	India	1.2
	Other	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $56,492 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$—	$499,058	$—
Financials	15,150,486	11,856,833	4,531
Health care	474,236	—	—
Industrials	—	953,339	—
Information technology	721,574	—	—
Real estate	971,335	573,155	—
Total common stocks	17,317,631	13,882,385	4,531
Convertible preferred stocks	—	—	24,243
Short-term investments	553,713	—	—

Totals by level	$17,871,344	$13,882,385	$28,774

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(14,609)	$—

Totals by level	$—	$(14,609)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	99,134	113,743

Total	$99,134	$113,743

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$7,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 27, 2018